Trade and Other Receivables - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($) customer	Dec. 31, 2017 customer
TRADE AND OTHER RECEIVABLES.
Trade and other receivables held for use | $	$ 0
Number of customers with sales representing 10% or more of revenues | customer	0	0